Expense Example {- Fidelity Series International Developed Markets Bond Index Fund} - 12.31 Fidelity Series International Developed Markets Bond Index Fund Series PRO-02 - Fidelity Series International Developed Markets Bond Index Fund - Fidelity Series International Developed Markets Bond Index Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none